Long-term Debt - agreement information (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Feb. 12, 2018	Jul. 31, 2014	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Debt Instrument [Line Items]
Amount outstanding						$ 241,437
Accrued interest				$ 50		$ 161
Interest rate at end of period			2.75%			7.30%
Gain (Loss) on Extinguishment of Debt [Abstract]
Loss on early extinguishment of debt	$ (4,300)		$ (4,305)	2,251	$ 1,640
Write-off of unamortized debt discount			2,100
Write-off of deferred loan costs			2,200
Term Loan
Debt Instrument [Line Items]
Face amount		$ 275,000
Amount outstanding				251,100		$ 248,500
Gain (Loss) on Extinguishment of Debt [Abstract]
Write-off of unamortized debt discount				300
Write-off of deferred loan costs					$ 200
Revolving Loans
Debt Instrument [Line Items]
Maximum borrowing capacity		50,000	50,000			50,000
Amount outstanding			0	0		0
Accrued interest			0			200
Total leverage financial covenant draw limit		15,000
Potential cap on availability		15,000
Letters of credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 10,000
Amount outstanding			$ 0	$ 0		$ 0